Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2023	31 December 2022
	£m	£m
Guarantees given to third parties	436	448
Formal standby facilities, credit lines and other commitments	33,274	31,388
	33,710	31,836